Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Parent
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2	$ 10